Interest bearing loans and borrowings (Details) € in Thousands, $ in Thousands			12 Months Ended
	Mar. 08, 2023 CAD ($)	Aug. 15, 2022 CAD ($)	Oct. 31, 2025 CAD ($) shareholder	Oct. 31, 2025 EUR (€)	Oct. 31, 2024 CAD ($)	Oct. 31, 2025 EUR (€) shareholder
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings			$ 16,189		$ 12,891
Interest on interest bearing borrowings			1,083		1,408
Payments on outstanding interest bearing loans and borrowings			3,786		3,250
ConnectFirst loan
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings		$ 19,000	9,104		12,891
Borrowings, adjustment to interest rate basis		2.50%
Amount pledged		$ 5,000
Minimum debt service coverage ratio		1.4
Minimum borrowing amount		$ 7,500
Minimum borrowing percentage of aggregate debt		50.00%
Minimum borrowing amount included in cash and cash equivalents			7,500		7,500
Minimum current ratio		1.3
Maximum debt to EBITDA ratio		3
Interest on interest bearing borrowings			871		1,408
Payments on outstanding interest bearing loans and borrowings			3,786		3,250
ConnectFirst Loan, Tranche One
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings		$ 12,100	5,909		8,238
Blended payments of principal and interest		241
ConnectFirst Loan, Tranche Two
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings		6,900	3,195		4,653
Blended payments of principal and interest		$ 147
Proceeds from borrowings	$ 2,673
Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings			4,851		0
Credit framework limits			9,436			€ 6,000
Maximum amount guarantees			$ 970			€ 600
Number of shareholders providing maximum amount guarantees | shareholder			2			2
Amounts placed in escrow			$ 485	€ 300
Money Market Loans
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings			$ 4,851
Borrowings, adjustment to interest rate basis			5.248%			5.248%
Credit framework limits			$ 7,863			€ 5,000
Interest rate			4.552%			4.552%
Money Market Loans | EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.50%			2.50%
Overdraft Facility
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings			$ 0
Provision fee percentage on unused portion of overdraft facility			0.10%	0.10%
Bank Guarantees
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings			$ 0
Import Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings			0
Working capital loan
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings			2,234		0
Commercial Bank Loan
Disclosure of detailed information about borrowings [line items]
Interest on interest bearing borrowings			$ 36		$ 0